Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

The Company is subject to taxation in the United States and Delaware. The benefit from income taxes for the years ended December 31, 2015 and 2014 are summarized below:

	2015	2014
Current:
Federal	$-	$-
State	-	-
Total current	-	-

Deferred:
Federal	(17,157)	32,329
State	-	-
Change in valuation allowance	17,157	(32,329)
Total deferred	-	-
Income tax provision (benefit)	$-	$-

Components of Deferred Tax Assets (Liabilities)

At December 31, 2015 and 2014, deferred tax assets (liabilities) consist of the following:

	2015	2014

Net operating loss carry-forwards	$15,171	$32,329
Other	-	-
Total deferred tax assets	15,171	32,329
Less: valuation allowance	(15,171)	(32,329)

Net deferred tax assets	-	-

Summary of Reconciliation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate for the year ended December 31, 2015 and 2014 to the effective tax rate is as follows:

	2015	2014
Expected federal tax	34.00%	34.00%
Valuation allowance	(34.00)%	(34.00)%

Total	-%	-%